Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature
Personnel expenses	€ 7,310	€ 7,360	€ 8,029
Cost of material	6,016	8,148	7,544
Project subcontracting and other customer contract expenses	4,887	4,003	3,782
Depreciation and amortization	1,132	1,660	1,455
IT Services	343	362	491
Impairment charges	241	38	55
Other	1,188	1,496	1,533
Total operating expenses	21,117	23,067	22,889
Government grant income and R&D tax credits	€ 98	€ 83	€ 124